Offerings - Offering: 1	Sep. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share, reserved for issuance pursuant to awards under the Registrant's 2025 Incentive Award Plan (the "2025 Incentive Plan")
Amount Registered | shares	4,354,880
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 87,097,600.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,334.64
Offering Note	a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of Class A common stock, par value $0.00001 per share (the "Class A Common Stock") that become issuable under the 2025 Incentive Plan, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of Class A Common Stock. b) Represents 4,354,880 shares of Class A Common Stock reserved for issuance under the 2025 Incentive Plan. The number of shares of Class A Common Stock reserved for issuance or transfer pursuant to awards under the 2025 Incentive Plan will be increased annually on the first day of each calendar year beginning on and including January 1, 2026 and ending on and including January 1, 2035, in an amount equal to (i) a number of shares of Class A Common Stock equal to 3% of the aggregate number of shares of the Registrant's common stock outstanding on the final day of the immediately preceding calendar year or (ii) such smaller number of shares of Class A Common Stock as is determined by the Registrant's board of directors. c) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the initial public offering price of the Class A Common Stock of $20.00 per share, as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-289685), as amended, that was declared effective on September 11, 2025.